Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of revenue by product

	For the Three Months Ended September 30, 2018	For the Nine Months Ended September 30, 2018
C-Bond I multi-purpose glass protection system	$27,483	$31,947
C-Bond BRS ballistic resistant glass protection system	23,690	73,805
Solution and film sales - other	12,100	49,691
C-Bond Nanoshield solution sales	24,169	69,039
Freight and delivery	1,859	6,104
Total	$89,301	$230,586